SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of disaggregation of revenue by country

	Years ended December 31,
	2018		2019		2020

PRC	$61,046	91%	$6,824	45%	$587	3%
United States	5,748	9%	8,261	55%	17,519	97%
Total Revenue	$66,794	100%	$15,085	100%	$18,106	100%